Warrant Liability - Assumptions used (Details)	Dec. 31, 2024 Y $ / shares $ / shares	Dec. 31, 2023 $ / shares Y $ / shares	Mar. 17, 2023 $ / shares $ / shares	Mar. 16, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants exercise price | (per share)	$ 7.17	$ 12.93	$ 10.7	$ 18	$ 17.86
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable			66
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable			2.9
Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable			6.2
Warrant issued in 2024 | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.814
Warrant issued in 2024 | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.043
Warrant issued in 2024 | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | Y	4.8
Warrant issued in 2024 | Exercise price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	3
Warrant issued in 2024 | Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	1.63
Warrant issued in 2022 | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.794	0.783
Warrant issued in 2022 | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.043	0.04
Warrant issued in 2022 | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | Y	2.4	3.4
Warrant issued in 2022 | Exercise price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	10.7	10.7
Warrant issued in 2022 | Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	1.63	2.91